PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	3,078,291	214,992	31,171
Amounts due from subsidiaries	14,354,254	12,534,774	1,817,371
Prepaid expenses and other current assets	6,889	6,910	1,002
Total current assets	17,439,434	12,756,676	1,849,544

Non-current assets:
Investments in subsidiaries and VIE	(6,191,904)	(5,736,325)	(831,689)
Other non-current assets	6,373	—	—
Total non-current assets	(6,185,531)	(5,736,325)	(831,689)

Total assets	11,253,903	7,020,351	1,017,855

LIABILITIES AND SHAREHOLDERS’ DEFICITS
Current liabilities:
Amounts due to subsidiaries	1,410,584	247,743	35,919
Accrued expenses and other current liabilities	415,869	111,525	16,170
Convertible senior notes	2,931,396	—	—
Payable for equity litigants settlement	1,350,257	33,796	4,900
Total current liabilities	6,108,106	393,064	56,989
Total liabilities	6,108,106	393,064	56,989

	As of December 31,
	2021	2022
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2021 and 2022, respectively; 295,384,615 and 307,692,307 issued and outstanding as of December 31, 2021 and 2022, respectively)	1,514,660	1,578,040	228,794
Total Mezzanine equity	1,514,660	1,578,040	228,794

Shareholders’ equity:
Class A ordinary shares (US$0.000002 par value;19,692,307,693 and 19,692,307,693 shares authorized as of December 31, 2021 and 2022, respectively, 1,950,457,380 and 2,079,801,956 issued and outstanding as of December 31, 2021 and 2022, respectively)	21	23	3
Class B ordinary shares (US$0.000002 par value; 5,000,000,000 and 5,000,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 144,778,552 and 144,778,552 issued and outstanding as of December 31, 2021 and 2022, respectively)	2	2	0
Additional paid-in capital	15,040,609	16,073,063	2,330,375
Accumulated deficit	(11,876,351)	(11,421,145)	(1,655,910)
Accumulated other comprehensive income	466,856	397,304	57,604
Total shareholders’ equity	3,631,137	5,049,247	732,072

Total liabilities and shareholders’ equity	11,253,903	7,020,351	1,017,855

Schedule of condensed statements of comprehensive (loss)/ income

	For the year ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Operating(loss)/income
General and administrative expenses	(109,119)	(85,567)	(39,773)	(5,766)
Losses and expenses related to Fabricated Transactions and restructuring	(332,814)	(246,410)	(69,233)	(10,038)
Foreign exchange loss	—	(138)	(8,817)	(1,278)
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes	—	—	(6,381)	(925)
Share of (losses)/income from subsidiaries and VIE	(2,661,076)	(40,522)	791,186	114,711
Gain from extinguishment of Series B Senior Secured Notes	—	—	124,139	17,998
Interest income	21,910	296	576	84
Other (expense)/income	2,445	(4,784)	—	—
Interest and financing expenses	(107,258)	(35,490)	(23,484)	(3,405)
Provision for SEC settlement	(1,177,074)	1,146,474	—	—
Provision for equity litigants settlement	(1,226,119)	(155,314)	(279,967)	(40,591)
Net (loss)/income before income taxes	(5,589,105)	578,545	488,246	70,790
Net (loss)/income	(5,589,105)	578,545	488,246	70,790
Net (loss)/income attributable to the Company’s ordinary shareholders	(5,589,105)	578,545	488,246	70,790

Net (loss)/income	(5,589,105)	578,545	488,246	70,790
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	286,697	102,802	(69,552)	(10,084)
Total comprehensive (loss)/income	(5,302,408)	681,347	418,694	60,706

Schedule of condensed statements of cash flows

	For the year ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	130,504	1,383,630	(587,039)	(85,112)
Net cash (used in)/provided by investing activities	(6,802,055)	—	—	—
Net cash provided by/(used in) financing activities	5,806,861	1,514,660	(2,276,260)	(330,027)
Net (decrease)/increase in cash and cash equivalents	(864,690)	2,898,290	(2,863,299)	(415,139)
Cash and cash equivalents at beginning of the years	1,044,691	180,001	3,078,291	446,310
Cash and cash equivalents at end of the years	180,001	3,078,291	214,992	31,171